Accrued Expenses and Other Current Liabilities - Schedule of Other Payables and Accruals Account (Details) - USD ($)		Sep. 30, 2024	Sep. 30, 2023
Schedule of Other Payables and Accruals Account [Abstract]
Decoration project funds		$ 1,538,205	$ 2,403
Housing rent		252,274	181,370
Others	[1]	509,617	485,873
Total		$ 2,300,096	$ 669,646

[1]	Othersincludes deposits, guarantees, accrued expenses payable.